Equity - Narrative (Details) R$ / shares in Units, $ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2024 BRL (R$) yr warrant vote R$ / shares shares	Jun. 30, 2023 BRL (R$) warrant	Jun. 30, 2024 USD ($) warrant vote $ / shares shares	Feb. 28, 2023 shares	Feb. 27, 2023 shares
Disclosure of reserves within equity [line items]
Issued capital, ordinary shares | R$	R$ 591
Number of shares issued (in shares)	116,608,329		116,608,329
Authorized share capital | $			$ 1,500,000
Par value per share (in us dollars per share) | $ / shares			$ 0.001
Number of votes per share | vote	1		1
Expenses for employee services | R$	R$ 25	R$ 14,533
Number of public warrants | warrant	6,012,085	6,012,085	6,012,085
Number of private warrants | warrant	4,071,507	4,071,507	4,071,507
Number of founder shares not included in dilutive earnings per share calculation (in shares)	3,060,662		3,060,662
Class B Ordinary Shares
Disclosure of reserves within equity [line items]
Number of shares authorized	1,400,000,000		1,400,000,000
Number of founders shares (in shares)	3,006,049		3,006,049		3,060,662
Preference shares
Disclosure of reserves within equity [line items]
Number of shares authorized	100,000,000		100,000,000
Lavoro share plan
Disclosure of reserves within equity [line items]
Maximum term of options granted	5 years
Number of shares reserved for issue under options and contracts for sale of shares (in shares)				1,663,405
Weighted average exercise price of share options granted in share-based payment arrangement (in brazilian real per share) | R$ / shares	R$ 0.44
Weighted average share price (in brazilian real per share) | R$ / shares	R$ 2.88
Expected volatility, share options granted	33.88%
Expected dividend as percentage, share options granted	0.00%
Option life, share options granted (in years) | yr	3.37
Risk free interest rate, share options granted	12.45%
Share options
Disclosure of reserves within equity [line items]
Multiplier in share-based payment arrangement	3
Restricted share units
Disclosure of reserves within equity [line items]
Number of shares entitled to upon conversion	1
Percentage of shares from total share capital authorized for grant	5.00%
Weighted average fair value of the shares granted (in brazilian real per share) | R$ / shares	R$ 27.14
Expenses for employee services | R$	R$ 15,622
Third anniversary | Share options
Disclosure of reserves within equity [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%
Third anniversary | Restricted share units
Disclosure of reserves within equity [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%
Fourth anniversary | Share options
Disclosure of reserves within equity [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%
Fourth anniversary | Restricted share units
Disclosure of reserves within equity [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%
Fifth anniversary | Share options
Disclosure of reserves within equity [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%
Fifth anniversary | Restricted share units
Disclosure of reserves within equity [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%